Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
Segment Information

22. Segment Information

        In August 2011, the Group sold its film and television business segment to a related party. Accordingly, the results of operations for film and television business have been reclassified as discontinued operations for all periods presented. Subsequent to the sale of film and television business, the Group focused on its core online game development and operation business. Along with the expansion of the Group's overseas online game operations and continuous growth of revenues and profits in foreign countries during 2011 and 2012, the Group has determined that it operates in two principal operating segments: 1) PRC operations and 2) International operations. Information regarding the business segments provided to the Group's CODM on regular basis is at the revenue level or segment cost and operating expenses level. In 2012, the Group slightly adjusted the profit measure used by our CODM to evaluate the performance of our operating segments. The Group's CODM currently does not considers: (1) revenues arising from intercompany transactions between different segments, primarily the intercompany intellectual property rights transfers, or (2) share-based compensation charges, in measuring profit or loss of the operating segments. This has been reflected in the accompanying segment disclosures and the prior years' presentation has been updated to conform to the current year presentation. The Group currently does not allocate assets to its segments, as its CODM does not use such information to allocate resources to or evaluate the performance of the operating segments.

        The following table presents summary information by segments for the years ended December 31, 2010, 2011 and 2012:

	For the year ended December 31, 2010
	PRC	International	Consolidated
	RMB	RMB	RMB
Revenues	1,962,904,778	420,735,761	2,383,640,539
Segment cost and operating expenses	(1,098,951,451)	(309,509,101)	(1,408,460,552)

Segment operating profit	863,953,327	111,226,660	975,179,987
Share-based compensation cost			(96,785,403)
Total other income			35,739,651

Income before tax			914,134,235

	For the year ended December 31, 2011
	PRC	International	Consolidated
	RMB	RMB	RMB
Revenues	2,369,810,789	613,625,868	2,983,436,657
Segment cost and operating expenses	(1,382,409,050)	(473,004,537)	(1,855,413,587)

Segment operating profit	987,401,739	140,621,331	1,128,023,070
Share-based compensation cost			(104,736,527)
Total other income			118,518,084

Income before tax			1,141,804,627

	For the year ended December 31, 2012
	PRC	International	Consolidated
	RMB	RMB	RMB
Revenues	2,093,057,299	677,528,756	2,770,586,055
Segment cost and operating expenses	(1,526,935,021)	(660,726,950)	(2,187,661,971)

Segment operating profit	566,122,278	16,801,806	582,924,084
Share-based compensation cost			(71,144,592)
Total other income			151,583,641

Income before tax			663,363,133

        Geographic information for the years ended December 31, 2010, 2011, and 2012 is based on the location of the customers. Revenues from external customers by geographic areas were as follows:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Domestic	1,750,315,088	2,123,070,915	1,925,177,127
North America	266,168,245	372,860,848	445,908,814
Other international regions	367,157,206	487,504,894	399,500,114

Total	2,383,640,539	2,983,436,657	2,770,586,055

        The Group's majority long-lived assets are located in the PRC, no geographic information are presented.